Long-Term Debt - Other Expense and Loss on Extinguishment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Previously deferred financing costs extinguished	$ 1,395	$ 4,207
New financing costs	(4,896)	(9,302)	$ (11,119)
Senior Notes
Debt Instrument [Line Items]
Original premium extinguished			0
Previously deferred financing costs extinguished			4,667
New financing costs			18,372
Total other expense and loss on extinguishment			23,039
Previously deferred financing rolled over			1,949
New deferred financing costs			10,645
Total deferred financing costs			12,594
May 2019 Issuance | Senior Notes
Debt Instrument [Line Items]
Original premium extinguished	(588)
Previously deferred financing costs extinguished	1,395
New financing costs	0
Total other expense and loss on extinguishment	807
Previously deferred financing rolled over	0
New deferred financing costs	4,956
Total deferred financing costs	$ 4,956
September 2018 Issuance | Senior Notes | 6.375% Senior Notes Due 2019
Debt Instrument [Line Items]
Original premium extinguished		(953)
Previously deferred financing costs extinguished		4,207
New financing costs		11,317
Total other expense and loss on extinguishment		14,571
Previously deferred financing rolled over		0
New deferred financing costs		10,275
Total deferred financing costs		$ 10,275
August 2017 issuance | Senior Notes | 6.375% Senior Notes Due 2019
Debt Instrument [Line Items]
Original premium extinguished			0
Previously deferred financing costs extinguished			1,408
New financing costs			8,881
Total other expense and loss on extinguishment			10,289
Previously deferred financing rolled over			473
New deferred financing costs			4,569
Total deferred financing costs			5,042
February 2017 issuance | Senior Notes | 6.375% Senior Notes Due 2019
Debt Instrument [Line Items]
Original premium extinguished			0
Previously deferred financing costs extinguished			3,259
New financing costs			9,491
Total other expense and loss on extinguishment			12,750
Previously deferred financing rolled over			1,476
New deferred financing costs			6,076
Total deferred financing costs			$ 7,552